Retirement Plans - Components of Net Periodic Pension Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Service cost	$ 0	$ 0	$ 0
Interest cost	627	679	689
Expected return on plan assets	(1,355)	(1,178)	(1,090)
Net amortization and deferral	149	380	326
Net periodic pension cost (benefit)	(579)	(119)	(75)
Additional loss due to settlement	1,188	237	259
Total pension cost (benefit)	609	118	184
Net loss (gain) recognized in other comprehensive loss	(1,453)	(322)	448
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$ (2,032)	$ (441)	$ 373